Notes Receivable - Summary of Notes Receivable (Details) - Unsecured Notes Receivable - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Officers, employees and affiliated entities—Interest accrues annually at rates ranging from 3.25%—5.5%. The notes receivable mature through December 2021.	$ 2,393	$ 2,479	$ 8,995
Unrelated third party—Currently no interest is being accrued on this note. The note receivable matures in December 2023.	903	903	904
Total:	3,296	3,382	9,899
Less: current portion
Officers, employees and affiliates	(1,120)	(1,182)	(525)
Unrelated third party	0	0	(904)
Noncurrent portion	$ 2,176	$ 2,200	$ 8,470